Commitments - Additional Information (Detail) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Jan. 31, 2017 CNY (¥)	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Commitment And Contingencies [Line Items]
Purchase commitments under non-cancellable contracts in 2018	$ 2,755
Purchase commitments under non-cancellable contracts past 2018	2,755
Guaranteed bank credit agreements	4,577			$ 7,816
Land use rights, net	$ 2,042			$ 1,966
EMS Factory
Commitment And Contingencies [Line Items]
Guaranteed bank credit agreements		¥ 40	$ 6,148
Guarantee starting period	2017-01
Guarantee expiry period	2020-01
17FOXSY
Commitment And Contingencies [Line Items]
Carrying value of the pledged property	$ 8,999
Land use rights, net	$ 2,042